CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member] Issued to Officers [Member]	Common Stock [Member] Common stock issued for exercise of special warrants [Member]	Common Stock [Member] Oasis Acquisition [Member]	Common Stock [Member] Cashless Exercise Of Warrants [Member]	Common Stock [Member] Warrant issued to Consultants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Issued to Officers [Member]	Additional Paid-in Capital [Member] Common stock issued for exercise of special warrants [Member]	Additional Paid-in Capital [Member] Oasis Acquisition [Member]	Additional Paid-in Capital [Member] Special Warrants Issued for Cash [Member]	Additional Paid-in Capital [Member] Cashless Exercise Of Warrants [Member]	Additional Paid-in Capital [Member] Warrant Issued Due to Penalty [Member]	Additional Paid-in Capital [Member] Warrants Issued as Compensation for Offering [Member]	Additional Paid-in Capital [Member] Warrants issued to Placement Agent [Member]	Additional Paid-in Capital [Member] Special Warrant Issued Due to Penalty [Member]	Additional Paid-in Capital [Member] Warrant issued to Consultants [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member] Issued to Officers [Member]	Stock Payable [Member] To Be Issued to Officers [Member]	Stock Payable [Member] Warrant issued to Consultants [Member]	Stock Payable [Member]	Retained Earnings [Member]	Issued to Officers [Member]	To Be Issued to Officers [Member]	Oasis Acquisition [Member]	Special Warrants Issued for Cash [Member]	Warrant Issued Due to Penalty [Member]	Warrants Issued as Compensation for Offering [Member]	Warrants issued to Placement Agent [Member]	Special Warrant Issued Due to Penalty [Member]	Total
Balance at May. 31, 2018						$ 5,013											$ 17,628,717				$ 307,584	$ (18,569,094)									$ (627,780)
Balance (in Shares) at May. 31, 2018						50,128,972
Common stock issued for conversion of debt						$ 370											1,295,320														1,295,690
Common stock issued for conversion of debt, Shares (in Shares)						3,697,511
Common stock issued in connection with Oasis acquisition			$ 2,206						$ 15,438,970																$ 15,441,176						25,313
Common stock issued in connection with Oasis acquisition (in Shares)			22,058,823
Stock issued for services						$ 73											515,240				(25,313)										490,000
Stock issued for services, Shares (in Shares)						731,250
Common stock issued	$ 62					$ 5	$ 281,438										47,495	$ (230,820)					$ 50,680								47,500
Common stock issued (in Shares)	625,000					50,000
Foreign currency transaction loss on equity offering																	403,588														403,588
Discount on notes payable and accrued interest																	5,888,707														5,888,707
Reclasification of deritivate upon adoption of ASU 2017-11 | Accounting Standards Update 2017-11 [Member]																	1,265,751														1,265,751
Reclasification of deritivate upon adoption of ASU 2017-11																															1,265,751
Derivative valuation of reset event																	35,883														35,883
Imputed interest																	807														807
Net loss																						(27,619,057)									(27,619,057)
Common stock issued																			$ 403,644					$ 403,644
Common stock to be issued to consultant						$ (73)											(515,240)				25,313										(490,000)
Common stock issued for cash						$ 1,438											5,748,562														5,750,000
Common stock issued for cash (in Shares)						14,375,000
Warrants issued										$ 9,785,978		$ 941,972	$ 2,369,830	$ 1,413,300	$ 7,142,550											$ 9,785,978	$ 941,972	$ 2,369,830	$ 1,413,300	$ 7,142,550
Common stock issued for exercise of special warrants		$ 3,347						$ (3,347)
Common stock issued for exercise of special warrants (in Shares)		33,463,838
Units issued as compensation for offering						$ 56											557,279														557,335
Units issued as compensation for offering (in Shares)						559,750
Cashless exercise of warrant				$ 15							$ (15)
Cashless exercise of warrant (in Shares)				148,951
Balance at May. 31, 2019						$ 12,585											70,758,025				455,095	(46,188,151)									25,037,554
Balance (in Shares) at May. 31, 2019						125,839,095
Common stock issued for conversion of debt						$ 3											25,854														25,857
Common stock issued for conversion of debt, Shares (in Shares)						32,319
Stock issued for services																					30,000										30,000
Common stock issued						$ 55											390,445				(390,500)
Common stock issued (in Shares)						550,000
Net loss																						(2,658,474)									(2,658,474)
Common stock issued																					93,902										93,902
Common stock to be issued to consultant																					(30,000)										(30,000)
Balance at Nov. 30, 2019						$ 12,643											71,174,324				188,497	(48,846,625)									22,528,839
Balance (in Shares) at Nov. 30, 2019						126,421,414
Balance at May. 31, 2019						$ 12,585											70,758,025				455,095	(46,188,151)									25,037,554
Balance (in Shares) at May. 31, 2019						125,839,095
Common stock issued for conversion of debt						$ 3											25,854														25,857
Common stock issued for conversion of debt, Shares (in Shares)						32,321
Common stock issued in connection with Oasis acquisition																															0
Stock issued for services					$ 10	$ 10										$ 22,490	22,490			$ (22,500)	45,000										45,000
Stock issued for services, Shares (in Shares)					100,000
Common stock issued	$ 55						$ 390,445											$ (390,500)
Common stock issued (in Shares)	550,000
Reclasification of deritivate upon adoption of ASU 2017-11																															0
Net loss																						(30,657,973)									(30,657,973)
Common stock issued																					154,014										154,014
Common stock to be issued to consultant					$ (10)	(10)										$ (22,490)	(22,490)			$ 22,500	(45,000)										(45,000)
Balance at May. 31, 2020						$ 12,653											71,196,814				241,109	(76,846,124)									(5,395,548)
Balance (in Shares) at May. 31, 2020						126,521,416
Common stock issued in connection with Oasis acquisition																															14,970
Stock issued for services																					25,750										25,750
Common stock issued																					53,876										53,876
Net loss																						(1,994,412)									(1,994,412)
Common stock issued						$ 5											14,965				(14,970)
Common stock issued (in Shares)						50,000
Common stock to be issued to consultant																					(25,750)										(25,750)
Balance at Nov. 30, 2020						$ 12,658											$ 71,211,779				$ 254,265	$ (78,840,536)									$ (7,361,834)
Balance (in Shares) at Nov. 30, 2020						126,571,416